Quarterly Report
September 30, 2022
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
September 30, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	4

Elfun International Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.8% †
Australia - 1.9%
BHP Group Ltd.	105,899	$2,636,429
Brazil - 0.6%
Itau Unibanco Holding S.A. ADR	169,588	876,770
Canada - 1.3%
Brookfield Asset Management Inc., Class A	43,323	1,781,727
France - 18.0%
Air Liquide S.A.	26,381	3,014,092
AXA S.A.	120,585	2,631,645
BNP Paribas S.A.	56,605	2,389,975
Cie de Saint-Gobain	59,769	2,136,203
Dassault Systemes SE	54,032	1,864,696
EssilorLuxottica S.A.	16,885	2,294,119
LVMH Moet Hennessy Louis Vuitton SE	7,594	4,475,401
Safran S.A.	30,708	2,792,971
Worldline S.A. (a)(b)	75,007	2,963,492
		24,562,594
Germany - 4.1%
adidas AG	9,123	1,048,363
Infineon Technologies AG	92,859	2,031,298
SAP SE	30,309	2,469,027
		5,548,688
Hong Kong - 3.9%
AIA Group Ltd.	450,367	3,749,593
Prudential PLC	163,643	1,601,318
		5,350,911
Ireland - 1.3%
Kerry Group PLC, Class A	20,384	1,816,130
Japan - 21.9%
Daikin Industries Ltd.	17,800	2,738,583
Disco Corp.	11,400	2,512,890
Hoya Corp.	24,752	2,384,819
Kao Corp.	58,800	2,392,344
Komatsu Ltd.	148,000	2,694,549
Mitsubishi UFJ Financial Group Inc.	572,226	2,591,986
Murata Manufacturing Company Ltd.	38,691	1,780,653
Nidec Corp.	13,573	759,685
Recruit Holdings Company Ltd.	91,700	2,641,203
Secom Company Ltd.	12,500	712,665
Shimadzu Corp.	45,357	1,189,875
Shiseido Company Ltd.	52,462	1,838,456
Sony Group Corp.	40,500	2,608,513
Tokio Marine Holdings Inc.	174,594	3,102,760
		29,948,981
Netherlands - 8.4%
ASML Holding N.V.	9,011	3,731,541
	Number of Shares	Fair Value
ING Groep N.V.	284,737	$2,438,752
Koninklijke DSM N.V.	24,317	2,765,914
Universal Music Group N.V.	137,000	2,564,967
		11,501,174
Norway - 1.9%
Equinor ASA	81,038	2,670,383
Portugal - 0.8%
Galp Energia SGPS S.A.	107,442	1,033,319
Singapore - 2.0%
United Overseas Bank Ltd.	153,900	2,790,148
Spain - 3.0%
Cellnex Telecom S.A. (a)	76,060	2,345,232
Industria de Diseno Textil S.A.	87,609	1,807,216
		4,152,448
Sweden - 2.0%
Assa Abloy AB, Class B	142,702	2,673,708
Switzerland - 8.3%
Novartis AG	61,999	4,738,379
Roche Holding AG	14,658	4,783,534
Sika AG	8,956	1,804,562
		11,326,475
United Kingdom - 11.0%
Ashtead Group PLC	46,499	2,087,792
AstraZeneca PLC	47,818	5,255,426
London Stock Exchange Group PLC	41,479	3,502,068
Rentokil Initial PLC	450,507	2,387,365
Vodafone Group PLC	1,571,237	1,758,133
		14,990,784
United States - 6.4%
Nestle S.A.	52,421	5,683,827
Schneider Electric SE	27,773	3,135,700
		8,819,527
Total Common Stock (Cost $132,629,274)		132,480,196
Short-Term Investments - 2.9%
State Street Institutional Treasury Money Market Fund - Premier Class 2.47% (c)(d)	2,078,060	2,078,060
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (c)(d)	1,833,141	1,833,141
Total Short-Term Investments (Cost $3,911,201)		3,911,201
Total Investments (Cost $136,512,233)		136,363,155
Other Assets and Liabilities, net - 0.3%		425,425
NET ASSETS - 100.0%		$136,788,580

See Notes to Schedule of Investments.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Other Information:

The Fund had the following short futures contracts open at September 30, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	December 2022	12	$(1,071,913)	$(996,360)	$75,553
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to $5,308,724 or 3.88% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,658,497	$129,821,699	$—	$132,480,196
Short-Term Investments	3,911,201	—	—	3,911,201
Total Investments in Securities	$6,569,698	$129,821,699	$—	$136,391,397
Other Financial Instruments
Short Futures Contracts - Unrealized Appreciation	75,553	—	—	75,553
Total Other Financial Instruments	$75,553	$—	$—	$75,553
The Fund was invested in the following sectors at September 30, 2022 :
Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.84%
Diversified Banks	8.13%
Building Products	5.54%
Packaged Foods & Meats	5.50%
Semiconductor Equipment	4.57%
Apparel, Accessories & Luxury Goods	4.05%
Life & Health Insurance	3.92%
Healthcare Supplies	3.43%
Specialty Chemicals	3.35%
Application Software	3.18%
See Notes to Schedule of Investments.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Sector	Percentage (based on Fair Value)
Personal Products	3.10%
Electrical Components & Equipment	2.86%
Integrated Oil & Gas	2.72%
Financial Exchanges & Data	2.57%
Property & Casualty Insurance	2.27%
Industrial Gases	2.21%
Data Processing & Outsourced Services	2.17%
Aerospace & Defense	2.05%
Construction Machinery & Heavy Trucks	1.98%
Human Resource & Employment Services	1.94%
Multi-Line Insurance	1.93%
Diversified Metals & Mining	1.93%
Consumer Electronics	1.91%
Movies & Entertainment	1.88%
Environmental & Facilities Services	1.75%
Integrated Telecommunication Services	1.72%
Trading Companies & Distributors	1.53%
Semiconductors	1.49%
Apparel Retail	1.33%
Asset Management & Custody Banks	1.31%
Electronic Components	1.31%
Wireless Telecommunication Services	1.29%
Electronic Equipment & Instruments	0.87%
Security & Alarm Services	0.52%
97.15%
Short-Term Investments
Short-Term Investments	2.87%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,575,026	$3,575,026	$10,924,308	$12,421,274	$—	$—	2,078,060	$2,078,060	$12,172
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,338,440	3,338,440	10,915,974	12,421,273	—	—	1,833,141	1,833,141	12,557
TOTAL		$6,913,466	$21,840,282	$24,842,547	$—	$—		$3,911,201	$24,729
See Notes to Schedule of Investments.
Elfun International Equity Fund	3

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in the Fund's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets
4

Elfun International Equity Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2022, the Fund entered into futures contracts for the Equitization of Cash.
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